Average Annual Total Returns - Efficient Enhanced Multi-Asset Fund - Class I Shares			12 Months Ended	15 Months Ended
		Sep. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.66%	(1.13%)
Performance Inception Date		Sep. 30, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.41%	(1.49%)
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.98%	(1.01%)
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	16.23%

[1]	The Fund’s primary index, the S&P 500® Total Return Index, is included due to regulatory requirements for broad-based index comparison. The S&P 500® Total Return Index is a widely recognized unmanaged market capitalization weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.